Note 19 - Fair Value Measurements (Details) - Assets measured at fair value on a nonrecurring basis in Yen In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 3 [Member] USD ($)	Mar. 31, 2013 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 3 [Member] JPY (¥)	Mar. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 3 [Member] JPY (¥)	Mar. 31, 2013 Fair Value, Measurements, Nonrecurring [Member] USD ($)	Mar. 31, 2013 Fair Value, Measurements, Nonrecurring [Member] JPY (¥)	Mar. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] JPY (¥)
Note 19 - Fair Value Measurements (Details) - Assets measured at fair value on a nonrecurring basis in Yen [Line Items]
Non-marketable securities―equity securities							¥ 28,319
Non-marketable securities―equity securities										71,681
Trademark					1,136	107,000	155,000
Trademark	510	48,000	37,000	218,073					48,000	37,000
Assets					1,136	107,000	183,319
Assets								$ 510	¥ 48,000	¥ 108,681